Net Revenues - Geographical Distribution (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Geographical distribution of net consolidated revenues
Net revenue	€ 7,212,382	€ 6,591,977	[1]	€ 6,063,967	[1]
USA and Canada
Geographical distribution of net consolidated revenues
Net revenue	4,087,030	3,898,961		3,855,607
Spain
Geographical distribution of net consolidated revenues
Net revenue	423,080	362,877		320,631
European Union
Geographical distribution of net consolidated revenues
Net revenue	1,118,258	893,050		711,579
Rest of the world
Geographical distribution of net consolidated revenues
Net revenue	€ 1,584,014	€ 1,437,089		€ 1,176,150

[1]	Restated figures (Note 2.d)